Organization and Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 counties	Dec. 31, 2012 Midla system [Member] mi	Dec. 31, 2012 AlaTenn system [Member] mi	Dec. 31, 2012 Chatom processing, gathering and fractionation plant [Member]	Jul. 02, 2012 Chatom processing, gathering and fractionation plant [Member]	Dec. 31, 2012 Subsequent Event [Member] ArcLight [Member] ft mi	Apr. 15, 2013 Subsequent Event [Member] ArcLight [Member] High Point [Member]	Apr. 15, 2013 Series A [Member] Issuance of Preferred Units [Member] Subsequent Event [Member] High Point [Member]	Apr. 15, 2013 High Point [Member] Series A [Member] Issuance of Preferred Units [Member] Subsequent Event [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Gathering pipeline (miles)		370	295			700
Counties in which entity operates, Alabama, Mississippi, and Tennessee (counties)	8
Acquired interest (percent)					87.40%		90.00%
Contributed capital									$ 15.0
Preferred units issued (shares)								5,142,857	5,142,857
Number of natural gas collection receipt points (receipt points)						75
Water depth of natural gas collection receipt points, maximum (feet)						1,000
Highly liquid investments, less than	3 months
Property, plant and equipment useful life greater than	1 year
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	12.60%			12.60%